Business developments	12 Months Ended
Dec. 31, 2016
Business developments
3 Business developments, significant shareholders and subsequent events
The Group’s significant business developments for 2016 as well as the Group’s significant shareholders are discussed below.
Business developments and significant shareholders
Implementation of our strategy
As announced on March 23, 2016, we have implemented additional measures and adjusted financial objectives beyond those announced on October 21, 2015 to further lower our cost base, accelerate the risk-weighted assets and leverage reduction initiatives in the restructuring of our Global Markets business and further strengthen our capital position.
The additional measures included exiting the distressed credit, European securitized products trading and long-term illiquid financing businesses and making other business reductions. The assets from these impacted businesses were transferred to the Strategic Resolution Unit in the second quarter of 2016.
As also announced, in the second quarter of 2016 the Group consolidated its foreign exchange sales and trading business from Global Markets into its trading operations within Swiss Universal Bank. The results of the sales and trading business continue to be split between Swiss Universal Bank and International Wealth Management.
A portion of the corporate loan portfolio managed by the Global Markets and Investment Banking & Capital Markets divisions was also transferred to the Strategic Resolution Unit in the second quarter of 2016. These transfers related to client lending relationship exits and exposure types that we do not consider consistent with the announced strategy.
In the second quarter of 2016, we also transferred from Global Markets to the Corporate Center a portfolio of positions containing tax risk to the Group that is managed by the Group’s corporate tax function.
As a result of the above strategic actions, prior period segment results have been reclassified to conform to the current presentation. These reclassifications had no impact on the net income/(loss) or the total shareholders’ equity of the Group.
Credit Suisse (Schweiz) AG
We registered a new Swiss legal entity under the name Credit Suisse (Schweiz) AG in 2015. This new legal entity is a wholly-owned subsidiary of Credit Suisse AG.
Credit Suisse (Schweiz) AG was established to support the realization of the Group’s strategic objectives, to further increase its resilience and to meet developing and future regulatory requirements related to the Swiss “Too Big To Fail” regime. The entity received its banking license as of October 14, 2016, and started its business operations as a standalone Swiss bank on November 20, 2016. As licensed Swiss banks, both Credit Suisse AG and Credit Suisse (Schweiz) AG will be subject to the same rules and standards including with respect to client protection, asset segregation and Swiss banking confidentiality.
In line with our strategy, we are also planning a partial IPO of Credit Suisse (Schweiz) AG by the end of 2017, market conditions permitting. Any such IPO would involve the sale of a minority stake and would be subject to, among other things, all necessary approvals and would be intended to generate/raise additional capital for Credit Suisse AG or Credit Suisse (Schweiz) AG.
York Capital Management
In November 2010, Credit Suisse’s Asset Management business acquired a significant noncontrolling economic interest in York Capital Management (York), a leading global event-driven hedge fund manager, from York’s owners. The transaction provided for earn-out payments based on the five-year financial performance by York and has been covered by the issuance of 27 million new shares of Credit Suisse Group AG (approximately 1% of the issued share capital) out of Credit Suisse Group’s authorized share capital in accordance with its articles of association on June 27, 2016.
Sale of distressed credit portfolio
On May 3, 2016, Credit Suisse announced the signing of a Master Purchase Agreement to sell USD 1.27 billion of credit assets including a part of the Credit Suisse distressed portfolio to TSSP, the credit and special situations platform of TPG, a global private investment firm. The Credit Suisse distressed portfolio purchased by TSSP is comprised of over 270 instruments across asset types and geographies relating to approximately 170 companies.
Transfer of US private banking business
In the first quarter of 2016, the Group completed the transfer of its US domestic private banking relationship managers and certain other staff to Wells Fargo’s brokerage business, Wells Fargo Advisors.
Significant shareholders registered in the share register
end of	2016			2015
	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	335	13	16.03	313	13	15.99
Nortrust Nominees Ltd. [2]	113	5	5.39	–	–	–	[3]
The Bank of New York Mellon [2]	107	4	5.14	–	–	–	[3]
Crescent Holding GmbH	107	4	5.10	–	–	–	[3]
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees or ADS depositary bank.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

3 Participation was lower than the disclosure threshold of 5%.
Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the SIX Swiss Exchange the following information directly from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructure and Market Conduct in Securities and Derivatives Trading (FMIA). These shareholders may hold their shareholdings in Group shares through a nominee.
In a disclosure notification that the Group published on September 16, 2016, the Group was notified that as of September 8, 2016, The Olayan Group held 111.3 million shares, or 5.41%, of the registered Group shares issued as of the date of the notified transaction.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17%, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification was received from Harris Associates L.P. relating to holdings of registered Group shares in 2014, 2015 and 2016.
In a disclosure notification that the Group published on August 30, 2016, the Group was notified that as of August 25, 2016, Capital Group Companies, Inc. held in aggregate 99.2 million registered shares and American Depository Shares or a total of 5.051% voting rights of the registered Group shares issued as of the date of the notified transaction. In a disclosure notification that the Group published on January 28, 2017, the Group was notified that Capital Group Companies, Inc.’s shareholdings and voting rights of Group shares had fallen below the 5% threshold as of January 25, 2017.
In 2016, the Group received disclosure notifications from Norges Bank and Qatar Holding LLC that their holdings of registered Group shares had fallen below the 5% threshold.
Subsequent events
In March 2017, the Group increased its existing litigation provision by CHF 300 million in the Strategic Resolution Unit to reflect a settlement in principle to resolve the RMBS matter with the National Credit Union Administration Board (NCUA). At the Group level, this resulted in an after tax charge of CHF 272 million in respect of the Group’s previously reported 2016 financial results and its BIS look-through CET 1 ratio is 11.5%.
> Refer to “Note 39 – Litigation” for further information.

Bank
Business developments
3 Business developments, significant shareholders and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in V – Consolidated financial statements – Credit Suisse Group for further information.